Earnings per share (Tables)	6 Months Ended
Sep. 30, 2024
Earnings per share [abstract]
Schedule of basic and diluted earnings per share

	Six months ended 30 September
	2024	2023
	Millions	Millions
Weighted average number of shares for basic earnings per share	26,718	27,033
Effect of dilutive potential shares: restricted shares and share options	110	—
Weighted average number of shares for diluted earnings per share	26,828	27,033

Earnings per share attributable to owners of the parent during the period
	Six months ended 30 September
		Re-presented[1]
	2024	2023
	€m	€m
Profit/(loss) for earnings per share from continuing operations attributable to owners	1,048	(107)
Profit/(loss) for earnings per share from discontinued operations attributable to owners	16	(239)
Profit/(loss) for basic and diluted earnings per share	1,064	(346)

		Re-presented[1]
	eurocents	eurocents
Basic earnings/(loss) per share from continuing operations	3.92	(0.40)
Basic earnings/(loss) per share from discontinued operations	0.06	(0.88)
Basic earnings/(loss) per share	3.98	(1.28)

		Re-presented[1]
	eurocents	eurocents
Diluted earnings/(loss) per share from continuing operations	3.91	(0.40)
Diluted earnings/(loss) per share from discontinued operations	0.06	(0.88)
Diluted earnings/(loss) per share	3.97	(1.28)

Note:

1.

The results for the six months ended 30 September 2023 have been re-presented to reflect that the results of Vodafone Spain and Vodafone Italy are reported as discontinued operations. See note 5 ‘Discontinued operations and assets held for sale’ for more information.